Related Party Transactions (Details Narrative) (10Q) - Private Placement [Member]	Jan. 23, 2017 USD ($) $ / shares shares
Diana Pessin [Member]
Number of common stock shares issued during the period | shares	4,411,765
Shares issued price per share | $ / shares	$ 0.34
Number of common stock issued during the period | $	$ 1,500,000
Kelvin Claney [Member]
Number of common stock shares issued during the period | shares	500,000
Shares issued price per share | $ / shares	$ 0.34
Number of common stock issued during the period | $	$ 170,000